CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.1%
COMMUNICATION SERVICES - 9.2%
Diversified Telecommunication Services - 0.8%
Verizon Communications Inc.	1,236,971	$57,135,690

Entertainment - 1.5%
Activision Blizzard Inc.	617,470	49,366,726
Walt Disney Co.	512,580	54,384,738	*

Total Entertainment		103,751,464

Interactive Media & Services - 4.5%
Alphabet Inc., Class A Shares	1,230,580	143,141,066	*
Alphabet Inc., Class C Shares	1,208,680	140,980,435	*
Meta Platforms Inc., Class A Shares	221,905	35,305,085	*

Total Interactive Media & Services		319,426,586

Media - 1.2%
Comcast Corp., Class A Shares	2,195,125	82,361,090

Wireless Telecommunication Services - 1.2%
T-Mobile US Inc.	582,646	83,353,337	*

TOTAL COMMUNICATION SERVICES		646,028,167

CONSUMER DISCRETIONARY - 7.3%
Automobiles - 0.5%
General Motors Co.	952,374	34,533,081	*

Hotels, Restaurants & Leisure - 0.1%
Marriott International Inc., Class A Shares	64,420	10,231,184

Household Durables - 0.5%
Toll Brothers Inc.	689,387	33,904,053

Internet & Direct Marketing Retail - 2.9%
Amazon.com Inc.	1,509,394	203,692,720	*

Specialty Retail - 3.3%
Home Depot Inc.	408,670	122,985,150
TJX Cos. Inc.	1,824,805	111,605,074

Total Specialty Retail		234,590,224

TOTAL CONSUMER DISCRETIONARY		516,951,262

CONSUMER STAPLES - 6.4%
Beverages - 2.4%
Coca-Cola Co.	1,221,483	78,382,564
PepsiCo Inc.	502,632	87,940,495

Total Beverages		166,323,059

Food & Staples Retailing - 1.8%
Walmart Inc.	988,287	130,503,298

Food Products - 0.9%
Mondelez International Inc., Class A Shares	985,251	63,095,474

See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2022 Quarterly Report	1

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Household Products - 1.3%
Procter & Gamble Co.	657,287	$91,303,737

TOTAL CONSUMER STAPLES		451,225,568

ENERGY - 6.2%
Oil, Gas & Consumable Fuels - 6.2%
Chevron Corp.	867,463	142,073,090
EQT Corp.	992,289	43,690,485
Exxon Mobil Corp.	1,068,484	103,568,154
Kinder Morgan Inc.	1,991,404	35,825,358
Pioneer Natural Resources Co.	477,386	113,116,613

TOTAL ENERGY		438,273,700

FINANCIALS - 12.5%
Banks - 5.1%
Bank of America Corp.	3,299,481	111,555,453
JPMorgan Chase & Co.	1,402,818	161,829,085
SVB Financial Group	47,655	19,231,175	*
Truist Financial Corp.	558,179	28,171,294
US Bancorp	808,190	38,146,568

Total Banks		358,933,575

Capital Markets - 1.0%
CME Group Inc.	240,195	47,914,098
Intercontinental Exchange Inc.	255,913	26,100,567

Total Capital Markets		74,014,665

Diversified Financial Services - 3.2%
Berkshire Hathaway Inc., Class A Shares	503	227,205,100	*

Insurance - 3.2%
Hartford Financial Services Group Inc.	435,033	28,046,578
Progressive Corp.	607,698	69,921,732
Travelers Cos. Inc.	790,449	125,444,256

Total Insurance		223,412,566

TOTAL FINANCIALS		883,565,906

HEALTH CARE - 13.8%
Health Care Equipment & Supplies - 1.3%
Becton Dickinson and Co.	245,818	60,055,796
Medtronic PLC	138,695	12,832,061
Stryker Corp.	103,527	22,232,423

Total Health Care Equipment & Supplies		95,120,280

Health Care Providers & Services - 3.2%
UnitedHealth Group Inc.	414,262	224,670,853

See Notes to Schedule of Investments.

2	ClearBridge Appreciation Fund 2022 Quarterly Report

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - 2.6%
Thermo Fisher Scientific Inc.	305,200	$182,634,732

Pharmaceuticals - 6.7%
Eli Lilly & Co.	232,414	76,624,572
Johnson & Johnson	933,313	162,881,785
Merck & Co. Inc.	1,520,457	135,837,628
Pfizer Inc.	1,947,854	98,386,106

Total Pharmaceuticals		473,730,091

TOTAL HEALTH CARE		976,155,956

INDUSTRIALS - 9.2%
Aerospace & Defense - 2.2%
Northrop Grumman Corp.	38,316	18,349,532
Raytheon Technologies Corp.	1,489,526	138,838,719

Total Aerospace & Defense		157,188,251

Air Freight & Logistics - 1.6%
United Parcel Service Inc., Class B Shares	564,216	109,960,056

Commercial Services & Supplies - 1.6%
Waste Management Inc.	684,589	112,655,966

Electrical Equipment - 0.7%
Eaton Corp. PLC	360,532	53,499,343

Industrial Conglomerates - 2.1%
Honeywell International Inc.	757,036	145,699,149

Road & Rail - 1.0%
Canadian Pacific Railway Ltd.	540,983	42,667,329
Union Pacific Corp.	119,450	27,150,985

Total Road & Rail		69,818,314

TOTAL INDUSTRIALS		648,821,079

INFORMATION TECHNOLOGY - 23.9%
Communications Equipment - 1.1%
Arista Networks Inc.	299,665	34,949,929	*
Cisco Systems Inc.	978,693	44,403,301

Total Communications Equipment		79,353,230

Electronic Equipment, Instruments & Components - 0.3%
Teledyne Technologies Inc.	60,518	23,686,745	*

IT Services - 5.1%
Automatic Data Processing Inc.	524,899	126,563,647
Fidelity National Information Services Inc.	531,503	54,298,347
Visa Inc., Class A Shares	854,284	181,202,179

Total IT Services		362,064,173

See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2022 Quarterly Report	3

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 1.8%
ASML Holding NV, Registered Shares	112,159	$64,428,616
Enphase Energy Inc.	209,648	59,577,769	*

Total Semiconductors & Semiconductor Equipment		124,006,385

Software - 9.4%
Adobe Inc.	191,048	78,352,606	*
Microsoft Corp.	1,859,295	521,978,478
Oracle Corp.	773,307	60,194,217

Total Software		660,525,301

Technology Hardware, Storage & Peripherals - 6.2%
Apple Inc.	2,667,103	433,430,908

TOTAL INFORMATION TECHNOLOGY		1,683,066,742

MATERIALS - 6.3%
Chemicals - 4.1%
Air Products & Chemicals Inc.	342,392	84,991,966
Ecolab Inc.	289,643	47,840,335
PPG Industries Inc.	807,563	104,409,820
Sherwin-Williams Co.	213,332	51,613,544

Total Chemicals		288,855,665

Construction Materials - 0.6%
Vulcan Materials Co.	240,853	39,820,227

Containers & Packaging - 0.8%
Ball Corp.	776,044	56,977,150

Metals & Mining - 0.8%
ArcelorMittal SA, Registered Shares	2,338,607	57,506,346

TOTAL MATERIALS		443,159,388

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp.	382,582	103,614,683

UTILITIES - 0.8%
Electric Utilities - 0.3%
NextEra Energy Inc.	263,666	22,277,140

Multi-Utilities - 0.5%
Sempra Energy	189,657	31,445,131

TOTAL UTILITIES		53,722,271

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,423,582,630)		6,844,584,722

See Notes to Schedule of Investments.

4	ClearBridge Appreciation Fund 2022 Quarterly Report

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.9%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	1.498%	164,808,107	$164,808,107
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	1.553%	41,202,027	41,202,027	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $206,010,134)			206,010,134

TOTAL INVESTMENTS - 100.0% (Cost - $2,629,592,764)			7,050,594,856
Liabilities in Excess of Other Assets - (0.0)%††			(2,451,165)

TOTAL NET ASSETS - 100.0%			$7,048,143,691

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2022, the total market value of investments in Affiliated Companies was $41,202,027 and the cost was $41,202,027 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2022 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Appreciation Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$6,844,584,722	—	—	$6,844,584,722
Short-Term Investments†	206,010,134	—	—	206,010,134

Total Investments	$7,050,594,856	—	—	$7,050,594,856

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2022. The following transactions were effected in such company for the period ended July 31, 2022.

	Affiliate Value at October 31, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$22,369,074	$142,962,714	142,962,714	$124,129,761	124,129,761

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2022
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$70,113	—	$41,202,027

8